Income Taxes - Permanent Differences (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Accumulated undistributed earnings
Investment Company, Changes in Net Assets [Line Items]
Permanent differences	$ 762
Paid in capital
Investment Company, Changes in Net Assets [Line Items]
Permanent differences	$ (762)